As filed with the Securities and Exchange Commission on October 27, 2021

Securities Act File No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

Blackstone Secured Lending Fund

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

31st Floor

New York, NY 10154

(Address of Principal Executive Offices)

(877) 876-1121

(Registrant’s Telephone Number, including Area Code)

Marisa J. Beeney, Esq.

Blackstone Alternative Credit Advisors LP

345 Park Avenue, 31st Floor

New York, NY 10154

(Name and Address of Agent for Service)

WITH COPIES TO:

Rajib Chanda, Esq.		Paul D. Tropp, Esq.
Steven Grigoriou, Esq.	Benjamin Wells, Esq.	Brian D. McCabe, Esq.
Simpson Thacher & Bartlett LLP	Simpson Thacher & Bartlett LLP	Ropes & Gray LLP
900 G Street, N.W.	425 Lexington Avenue	1211 Avenue of the Americas
Washington, DC 20001	New York, NY 10017	New York, New York 10036
(212)-596-9000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.
☐

Check box if any securities being registered on the Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.
☐

Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐

Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box)

☐	when declared effective pursuant to section 8(c)

If appropriate, check the following box:

☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].
☒

This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: 333-259990.

☐

This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:                 .

☐

This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:                 .

Check each box that appropriately characterizes the Registrant:

☐	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”))
☒	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).
☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).
☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).
☐

If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☐	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Primary Offering
Common Shares of Beneficial Interest, $0.001 par value per share	1,759,500(2)	$26.15	$46,010,925(2)	$4,266

(1)	Estimated pursuant to Rule 457(a) under the Securities Act of 1933 solely for the purpose of determining the registration fee.
(2)	Includes the underwriters’ option to purchase up to 229,500 additional common shares of beneficial interest.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional common shares of beneficial interest, $0.001 par value per share, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (Reg. No. 333-259990) filed by Blackstone Secured Lending Fund (the “Registrant”) with the Securities and Exchange Commission, declared effective October 27, 2021, are incorporated herein by reference.

PART C - OTHER INFORMATION

Item 25.	Financial Statements and Exhibits

(1) Financial Statements

The following financial statements of Blackstone Secured Lending Fund (the “Company”) have been incorporated by reference in Part A of the Registration Statement:

AUDITED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm
Consolidated Statements of Assets and Liabilities as of December 31, 2020 and December 31, 2019
Consolidated Statements of Operations for the years ended December 31, 2020, 2019 and 2018
Consolidated Statements of Changes in Net Assets for the years ended December 31, 2020, 2019 and 2018
Consolidated Statements of Cash Flows for the years ended December 31, 2020, 2019 and 2018
Consolidated Schedules of Investments as of December 31, 2020 and December 31, 2019
Notes to Consolidated Financial Statements

INTERIM FINANCIAL STATEMENTS

Consolidated Statements of Assets and Liabilities as of June 30, 2021 (Unaudited) and December 31, 2020
Consolidated Statements of Operations for the three and six months ended June 30, 2021 and 2020 (Unaudited)
Consolidated Statements of Changes in Net Assets for the three and six months ended June 30, 2021 and 2020 (Unaudited)
Consolidated Statements of Cash Flows for the six months ended June 30, 2021 and 2020 (Unaudited)
Consolidated Schedules of Investments as of June 30, 2021 (Unaudited) and December 31, 2020
Notes to Consolidated Financial Statements (Unaudited)

(2) Exhibits

Exhibit Number	Description of Exhibits

(a)(1)	Fourth Amended and Restated Agreement and Declaration of Trust (incorporated by reference to Exhibit (a)(1) to the Company’s Registration Statement on Form N-2 filed on October 18, 2021).

(a)(2)	Certificate of Amendment to Certificate of Trust, effective December 10, 2020 (incorporated by reference to Exhibit 3.1 to the Company’s Current Report on Form 8-K filed on December 10, 2020).

(b)	Amended and Restated Bylaws, dated October 18, 2021 (incorporated by reference to Exhibit (b) to the Company’s Registration Statement on Form N-2 filed on October 18, 2021).

(c)	Not applicable.

(d)(1)	Form of Subscription Agreement (incorporated by reference to Exhibit 4.1 to the Company’s Registration Statement on Form 10 filed on October 1, 2018).

(d)(2)	Indenture, dated as of July 15, 2020, by and between the Company and U.S. Bank National Association, as trustee (incorporated by reference to Exhibit 4.1 to the Company’s Current Report on Form 8-K filed on July 17, 2020).

(d)(3)	First Supplemental Indenture, dated as of July 15, 2020, relating to the 3.650% Notes due 2023, by and between the Company and U.S. Bank National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K filed on July 17, 2020).

(d)(4)	Second Supplemental Indenture, dated as of October 23, 2020, relating to the 3.625% Notes due 2026, by and between the Company and U.S. Bank National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K filed on October 27, 2020).

(d)(5)	Third Supplemental Indenture, dated as of March 16, 2021, relating to the 2.750% Notes due 2026, by and between the Fund and U.S. Bank National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K filed on March 18, 2021).

(d)(6)	Fourth Supplemental Indenture, dated as of July 23, 2021, relating to the 2.125% Notes due 2027, by and between the Fund and U.S. Bank National Association, as trustee (incorporated by reference to Exhibit 4.2 to the Company’s Current Report on Form 8-K filed on July 27, 2021).

(d)(7)	Form of 3.650% Notes Due 2023 (included as part of Exhibit 4.2) (incorporated by reference to Exhibit 4.3 to the Company’s Current Report on Form 8-K filed on July 17, 2020).

(d)(8)	Form of 3.625% Notes due 2026 (included as part of Exhibit 4.2) (incorporated by reference to Exhibit 4.3 to the Company’s Current Report on Form 8-K filed on October 27, 2020).

(d)(9)	Form of 2.750% Notes due 2026 (incorporated by reference to Exhibit 4.2) (incorporated by reference to Exhibit 4.3 to the Company’s Current Report on Form 8-K filed on March 18, 2021).

(d)(10)	Form of 2.750% Notes due 2026 (incorporated by reference to Exhibit 4.2) (incorporated by reference to Exhibit 4.3 to the Company’s Current Report on Form 8-K filed on April 29, 2021).

(d)(11)	Form of 2.125% Notes due 2027 (incorporated by reference to Exhibit 4.2) (incorporated by reference to Exhibit 4.3 to the Company’s Current Report on Form 8-K filed on July 27, 2021).

(e)	Amended and Restated Dividend Reinvestment Plan (incorporated by reference to Exhibit 10.2 to the Company’s Current Report on Form 8-K filed on December 18, 2018).

(f)	Not applicable.

(g)	Amended and Restated Investment Advisory Agreement between the Company and the Adviser, dated October 18, 2021 (incorporated by reference to Exhibit (g) to the Company’s Registration Statement on Form N-2 filed on October 18, 2021).

(h)	Form of Underwriting Agreement (incorporated by reference to Exhibit (h) to the Company’s Registration Statement on Form N-2 filed on October 18, 2021).

(i)	Not applicable.

(j)(1)	Custody Agreement between the Adviser and UMB Bank, n.a., dated September 14, 2018 (incorporated by reference to Exhibit 10.4 to the Company’s Registration Statement on Form 10 filed on October 1, 2018).

(j)(2)	Custodian Agreement between the Company and State Street Bank and Trust Company, dated October 1, 2018 (incorporated by reference to Exhibit 10.3 to the Company’s Annual Report on Form 10-K filed on March 18, 2019).

(k)(1)	Administration Agreement between the Company and the Administrator, dated October 1, 2018 (incorporated by reference to Exhibit 10.2 to the Company’s Registration Statement on Form 10 filed on October 1, 2018).

(k)(2)	Revolving Credit Agreement between the Company, Bank of America, N.A. and the other lender parties thereto, dated November 6, 2018 (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on November 13, 2018).

(k)(3)	First Amendment to Revolving Credit Agreement between the Company, Bank of America, N.A. and the other lender parties thereto, dated September 16, 2019 (incorporated by reference to Exhibit 10.3 to the Company’s Quarterly Report on Form 10-Q filed on November 14, 2019).

(k)(4)	Loan and Security Agreement between BGSL Jackson Hole Funding LLC, the Company, the lenders party thereto, Citibank, N.A., Virtus Group, LP and JPMorgan Chase Bank, National Association, dated November 16, 2018 (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on November 21, 2018).

(k)(5)	First Amendment to Loan and Security Agreement between BGSL Jackson Hole Funding LLC, the Company, the lenders party thereto, Citibank, N.A., Virtus Group, LP and JPMorgan Chase Bank, National Association, dated February 6, 2019 (incorporated by reference to Exhibit 10.9 to the Company’s Annual Report on Form 10-K filed on March 18, 2019).

(k)(6)	Commitment Increase Request and Second Amendment to Loan and Security Agreement between BGSL Jackson Hole Funding LLC, the Company, the lenders party thereto, Citibank, N.A., Virtus Group, LP and JPMorgan Chase Bank, National Association, dated September 20, 2019 (incorporated by reference to Exhibit 10.2 to the Company’s Quarterly Report on Form 10-Q filed on November 14, 2019).

(k)(7)	Third Amendment to Loan and Security Agreement between BGSL Jackson Hole Funding LLC, the Company, the lenders party thereto, Citibank, N.A., Virtus Group, LP and JPMorgan Chase Bank, National Association, dated July 28, 2020 (incorporated by reference to Exhibit 10.3 to the Company’s Quarterly Report on Form 10-Q filed on July 29, 2020).

(k)(8)	Expense Support and Conditional Reimbursement Agreement, dated December 12, 2018 (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on December 18, 2018).

(k)(9)	Agency Agreement between the Company and DST Systems, Inc., dated September 10, 2018 (incorporated by reference to Exhibit 10.5 to the Company’s Registration Statement on Form 10 filed on October 1, 2018).

(k)(10)	Revolving Credit Facility between BGSL Breckenridge Funding LLC , the lenders party thereto, BNP Paribas, the Company and Wells Fargo Bank, National Association, dated December 21, 2018 (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on December 28, 2018).

(k)(11)	First Amendment to the Revolving Credit Agreement between BGSL Breckenridge Funding LLC, the lenders party thereto, BNP Paribas, the Company and Wells Fargo Bank, National Association, dated June 11, 2019 (incorporated by reference to Exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q filed on August 13, 2019).

(k)(12)	Second Amendment to the Revolving Credit Agreement between BGSL Breckenridge Funding LLC, the lenders party thereto, BNP Paribas, the Company and Wells Fargo Bank, National Association, dated August 2, 2019 (incorporated by reference to Exhibit 10.10.2 to the Company’s Quarterly Report on Form 10-K filed on February 28, 2020).

(k)(13)	Third Amendment to the Revolving Credit Agreement between BGSL Breckenridge Funding LLC, the lenders party thereto, BNP Paribas, the Company and Wells Fargo Bank, National Association, dated September 27, 2019 (incorporated by reference to Exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q filed on November 14, 2019).

(k)(14)	Fourth Amendment to the Revolving Credit Agreement between BGSL Breckenridge Funding LLC, the lenders party thereto, BNP Paribas, the Company and Wells Fargo Bank, National Association, dated April 13, 2020 (incorporated by reference to Exhibit 10.1 to the Company’s Quarterly Report on Form 10-Q filed on May 7, 2020).

(k)(15)	Credit Agreement among BGSL Big Sky Funding LLC, the lender parties hereto, Bank of America, N.A., BOFA Securities, Inc., the Company and Wells Fargo Bank, National Association, dated December 10, 2019 (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on December 16, 2019).

(k)(16)	First Amendment to the Credit Agreement among BGSL Big Sky Funding LLC, the lender parties hereto, Bank of America, N.A., BOFA Securities, Inc., the Company and Wells Fargo Bank, National Association, dated December 30, 2020 (incorporated by reference to Exhibit 10.11.1 to the Company’s Annual Report on Form 10-K filed March 4, 2021).

(k)(17)	Senior Secured Credit Agreement, dated as of June 15, 2020 (incorporated by reference to Exhibit 10.1 to the Company’s Current Report on Form 8-K filed on June 19, 2020).

(k)(18)	Amendment No. 1, dated as of June 29, 2020, to the Senior Secured Credit Agreement, dated as of June 15, 2020, by and among the Company, each of the lenders from time to time party thereto and Citibank, N.A., as administrative agent (incorporated by reference to Exhibit 10.2 to the Company’s Quarterly Report on Form 10-Q filed July 29, 2020).

(k)(19)	Incremental Assumption Agreement, dated as of November 3, 2020, by and among the Company, each of the lenders from time to time party thereto and Citibank, N.A., as administrative agent (incorporated by reference to Exhibit 10.12.2 to the Company’s Annual Report on Form 10-K filed March 4, 2021).

(k)(20)	Registration Rights Agreement between the Company and Universities Superannuation Scheme Limited, dated November 20, 2018 (incorporated by reference to Exhibit 4.2 to the Company’s Annual Report on Form 10-K filed on March 18, 2019).

(k)(21)	Registration Rights Agreement, dated as of June 18, 2020, by and among the Company and QIA FIG Holding LLC (incorporated by reference to Exhibit 4.1 to the Company’s Quarterly Report on Form 10-Q filed on July 30, 2020).

(k)(22)	Registration Rights Agreement, dated as of July 23, 2021, by and among the Company and Citigroup Global Markets Inc., Goldman Sachs & Co. LLC and Wells Fargo Securities, LLC, as the representatives of the Initial Purchasers (incorporated by reference to Exhibit 4.4 to the Company’s Current Report on Form 8-K filed on July 27, 2021).

(k)(23)	Waiver Letter Agreement between the Company and the Adviser, dated October 18, 2021 (incorporated by reference to Exhibit (k)(23) to the Company’s Registration Statement on Form N-2 filed on October 18, 2021).

(l)	Opinion and Consent of Richards, Layton & Finger, PA.*

(n)(1)	Consent of Deloitte & Touche LLP.*

(n)(2)	Report of Deloitte & Touche LLP, Independent Registered Accounting Firm, with respect to the “Senior Securities” table (incorporated by reference to Exhibit (n)(2) to the Company’s Registration Statement on Form N-2 filed on October 1, 2021).

(o)	Not applicable.

(p)	Not applicable.

(q)	Not applicable.

(r)	Code of Ethics (incorporated by reference to Exhibit 14 to the Company’s Annual Report on Form 10-K filed on March 18, 2019).

(s)(1)	Powers of Attorney for Daniel H. Smith, Jr., Robert Bass, Tracy Collins, Vicki L. Fuller and James F. Clark (incorporated by reference to Exhibit (s) to the Company’s Registration Statement on Form N-2 filed on October 1, 2021).

(s)(2)	Power of Attorney for Vikrant Sawhney (incorporated by reference to Exhibit (s)(2) to the Company’s Registration Statement on Form N-2 filed on October 18, 2021).

*	Filed herewith.

Item 26.	Marketing Arrangements

The information contained under the heading “Underwriting” in this Registration Statement is incorporated herein by reference.

Item 27.	Other Expenses of Issuance and Distribution

Amount in thousands
U.S. Securities and Exchange Commission registration fee	$25,592
New York Stock Exchange listing fees	$20,000
Financial Industry Regulatory Authority fees(1)	$41,910
Printing expenses(1)	$250,000
Accounting fees and expenses(1)	$150,000
Legal fees and expenses(1)	$1,500,000
Miscellaneous(1)	$512,498

Total(1)	$2,500,000

(1)	These amounts are estimates.

All of the expenses set forth above shall be borne by the Registrant.

Item 28.	Persons Controlled by or Under Common Control

The information contained under the headings “The Company,” “Management” and “Control Persons and Principal Shareholders” in the Registration Statement is incorporated herein by reference.

The following table sets forth the Company’s consolidated subsidiaries.

BGSL Jackson Hole Funding (Delaware)	100%
BGSL Breckenridge Funding LLC (Delaware)	100%
BGSL Big Sky Funding LLC (Delaware)	100%
BGSL Investments LLC (Delaware)	100%

Item 29.	Number of Holders of Securities

The following table sets forth the approximate number of record holders of our common shares as of October 12, 2021.

Title of Class	Number of Record Holders
Common Shares of Beneficial Interest	11,661

Item 30.	Indemnification

The Registrant’s Declaration of Trust provides that, to the fullest extent permitted by applicable law, none of the Registrant’s officers, trustees or employees (each, an “Indemnified Person”) will be liable to the Registrant or to any shareholder for any act or omission performed or omitted by any such Indemnified Person (including any acts or omissions of or by another Indemnified Person), in the absence of willful misfeasance, gross negligence, bad faith, reckless disregard of the duties involved in the conduct of such Indemnified Person’s respective position or criminal wrongdoing on its part (“Indemnified Person Disabling Conduct”).

The Registrant will indemnify each Indemnified Person for any loss or damage incurred by it in connection with any matter arising out of, or in connection with, the Registrant, including the operations of the Registrant and the offering of shares, except for losses incurred by an Indemnified Person arising solely from the Indemnified Person’s own Indemnified Person Disabling Conduct.

Under the indemnification provision of the Declaration of Trust, expenses (including attorneys’ fees) incurred by each Indemnified Person in defending any action, suit or proceeding for which they may be entitled to indemnification shall be paid in advance of the final disposition of the action, suit or proceeding. However, any such indemnification or payment or reimbursement of expenses will be subject to the applicable requirements of the 1940 Act.

So long as the Registrant is regulated under the 1940 Act, the above indemnification and limitation of liability is limited by the 1940 Act or by any valid rule, regulation or order of the SEC thereunder. The 1940 Act provides, among other things, that a company may not indemnify any trustee or officer against liability to it or its security holders to which he or she might otherwise be subject by reason of his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office. In addition, the Fund has obtained liability insurance for its officers and trustees.

The Adviser and its officers, managers, partners, agents, employees, controlling persons, members and any other person or entity affiliated with it (the “Indemnified Parties”) shall not be liable for any error of judgment or mistake of law or for any act or omission or any loss suffered by the Registrant in connection with the matters to which the Investment Agreement relates, provided that the Adviser shall not be protected against any liability to the Fund or its shareholders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the reckless disregard of its duties and obligations (“disabling conduct”). Absent disabling conduct, the Registrant will indemnify the Indemnified Parties against, and hold them harmless from, any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of the Adviser’s services under the Investment Advisory Agreement or otherwise as adviser for the Registrant. The Indemnified Parties shall not be liable under the Investment Advisory Agreement or otherwise for any loss due to the mistake, action, inaction, negligence, dishonesty, fraud or bad faith of any broker or other agent; provided, that such broker or other agent shall have been selected, engaged or retained and monitored by the Adviser in good faith, unless such action or inaction was made by reason of disabling conduct, or in the case of a criminal action or proceeding, where the Adviser had reasonable cause to believe its conduct was unlawful.

The Registrant has agreed to indemnify the underwriters against certain liabilities, including liabilities under the Securities Act.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, we have been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by us of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, we will, unless in the opinion of our counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by us is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Advisor.

A description of any other business, profession, vocation or employment of a substantial nature in which the Adviser, and each managing director, director or executive officer of the Adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in this Registration Statement in the sections entitled “The Company,” “Management” and “Management and Other Agreements.” Additional information regarding the Adviser and its officers is set forth in its Form ADV, filed with the SEC (SEC File No. 801-113393), and is incorporated herein by reference.

Item 32.	Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:

(1)	The Registrant, 345 Park Avenue, 31st Floor, New York, NY 10154;

(2)	The custodian, State Street Bank and Trust Company, 100 Summer Street, Floor 5, Boston, Massachusetts 02110;

(3)	The transfer agent, DST Systems, Inc., 333 West 11th Street, 5th Floor, Kansas City, Missouri 64105-1594; and

(4)	The Adviser, 345 Park Avenue, 31st Floor, New York, NY 10154.

Item 33.	Management Services

Not Applicable.

Item 34.	Undertakings

(1)

We undertake to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10% from its net asset value as of the effective date of the registration statement; or (2) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.

(2)	Not applicable.

(3)	Not applicable.

(4)	We undertake that:

(a)

For the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by us pursuant to Rule 424(b)(1) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

(b)

For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(5)	Not applicable.

(6)

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

(7)

Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in New York, New York on the 27th day of October 2021.

BLACKSTONE SECURED LENDING FUND

By:	/s/ Brad Marshall
Brad Marshall
Chief Executive Officer and Trustee

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Brad Marshall	Chief Executive Officer and Trustee (Principal Executive Officer)	October 27, 2021
Brad Marshall

/s/ Stephan Kuppenheimer	Chief Financial Officer (Principal Financial Officer)	October 27, 2021
Stephan Kuppenheimer

/s/ Robert W. Busch	Chief Accounting Officer and Treasurer (Principal Accounting Officer)	October 27, 2021
Robert W. Busch

/s/ Daniel H. Smith, Jr.*	Trustee	October 27, 2021
Daniel H. Smith, Jr.

/s/ Vikrant Sawhney*	Trustee	October 27, 2021
Vikrant Sawhney

/s/ Robert Bass*	Trustee	October 27, 2021
Robert Bass

/s/ Tracy Collins*	Trustee	October 27, 2021
Tracy Collins

/s/ Vicki L. Fuller*	Trustee	October 27, 2021
Vicki L. Fuller

/s/ James F. Clark*	Trustee	October 27, 2021
James F. Clark

*By:	/s/ Brad Marshall
Brad Marshall
As Agent or Attorney-in-Fact October 27, 2021

The original powers of attorney authorizing Brad Marshall, Stephan Kuppenheimer, Robert W. Busch, Beth Chartoff, Marisa J. Beeney, Carlos Whitaker and Katherine Rubenstein to execute the Registration Statement, and any amendments thereto, for the trustees of the Registrant on whose behalf this Registration Statement is filed, are filed as exhibits to this Registration Statement.